UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment			No
 Amendment Number:				0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:	Prudential Investment Corporation
Address:	2 Gateway Center
	McCarter Highway & Market Street
Newark, NJ 07102

Form 13F File Number:    28-4217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ellen McGlynn Koke
Title:  Vice President
Phone:  973-802-5037

Signature, Place, and Date of Signing:
/s/  Ellen McGlynn Koke  Newark,  New Jersey  August 14, 2000

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number Name
28-256   The Prudential Insurance Company of America

I am signing this report as required by the Securities Exchange Act of 1934.